Loans, borrowings and debentures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Non-current	R$ 45,718	R$ 51,605	R$ 77,293
2024
Loans and borrowings
Non-current	0	849
2025
Loans and borrowings
Non-current	0	26,007
2026
Loans and borrowings
Non-current	45,416	24,749
After 2027
Loans and borrowings
Non-current	R$ 302	R$ 0